Insurance Contracts - Summary of Investment Income and Expenses and Insurance Finance Income and Expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)
Investment Income Expenses [Abstract]
Net interest income (expenses)	₩ 12,826,714	$ 8,679,249	₩ 12,180,860	[1]	₩ 11,550,888	[2]
Dividend income	86,524		47,769		37,125
Insurance Finance Income Expenses [Abstract]
Other insurance finance income (expenses)	(437,001)	$ (295,700)	(572,476)	[1]	720,214	[2]
Total insurance finance income (expenses)	(437,001)		(572,476)		5,891,208
Life Insurance Retirement
Investment Income Expenses [Abstract]
Net interest income (expenses)	14,139		10,394		26,007
Dividend income	0		450		3,329
Gains (losses) on valuation and disposal of securities	6,317		(3,375)		(34,287)
Gains (losses) on valuation and disposal of loans and receivables	0		0		0
Gains (losses) on derivatives	(5,464)		(2,269)		(3,073)
Gains (losses) on investments in subsidiaries	0		0		0
Foreign exchange gains (losses)	4,821		1,518		3,650
Other investment income (expenses)	(25,554)		(26,831)		(5,032)
Investment income (expenses) recognized in profit or loss	(5,741)		(20,113)		(9,406)
Investment income (expenses) recognized in other comprehensive income	8,747		30,623		(48,682)
Total investment income (expenses)	3,006		10,510		(58,088)
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0		0
Effect of changes in discount rates and financial assumptions	0		0		0
Effect of exchange rate fluctuations	0		0		0
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0		0
Other insurance finance income (expenses)	0		0		0
Insurance finance income (expenses) recognized in profit or loss	0		0		0
Insurance finance income (expenses) recognized in other comprehensive income	0		0		0
Total insurance finance income (expenses)	0		0		0
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0		0
Effect of changes in discount rates and financial assumptions	0		0		0
Effect of exchange rate fluctuations	0		0		0
Other reinsurance finance income (expenses)	0		0		0
Reinsurance finance income (expenses) recognized in profit or loss	0		0		0
Reinsurance finance income (expenses) recognized in other comprehensive income	0		0		0
Total reinsurance finance income (expenses)	0		0		0
Net investment income (expenses)	3,006		10,510		(58,088)
Life Insurance Variables
Investment Income Expenses [Abstract]
Net interest income (expenses)	83,095		71,348		59,664
Dividend income	21,037		33,520		31,155
Gains (losses) on valuation and disposal of securities	136,200		446,698		(830,878)
Gains (losses) on valuation and disposal of loans and receivables	0		0		0
Gains (losses) on derivatives	(47,360)		(9,153)		(17,071)
Gains (losses) on investments in subsidiaries	0		0		0
Foreign exchange gains (losses)	113,507		14,633		67,569
Other investment income (expenses)	35,326		23,874		(63)
Investment income (expenses) recognized in profit or loss	341,805		580,920		(689,624)
Investment income (expenses) recognized in other comprehensive income	0		0		0
Total investment income (expenses)	341,805		580,920		(689,624)
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(895)		(103)		(1,472)
Effect of changes in discount rates and financial assumptions	0		1,121		40,524
Effect of exchange rate fluctuations	(15,470)		(2,792)		(49,771)
Changes in the fair value of the underlying assets of insurance contract with direct participation features	(329,336)		(547,352)		727,403
Other insurance finance income (expenses)	0		0		0
Insurance finance income (expenses) recognized in profit or loss	(345,701)		(549,126)		716,684
Insurance finance income (expenses) recognized in other comprehensive income	(138)		(44)		327
Total insurance finance income (expenses)	(345,839)		(549,170)		717,011
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0		0
Effect of changes in discount rates and financial assumptions	0		0		0
Effect of exchange rate fluctuations	0		0		0
Other reinsurance finance income (expenses)	0		0		0
Reinsurance finance income (expenses) recognized in profit or loss	0		0		0
Reinsurance finance income (expenses) recognized in other comprehensive income	0		0		0
Total reinsurance finance income (expenses)	0		0		0
Net investment income (expenses)	(4,034)		31,750		27,387
Life Insurance Others
Investment Income Expenses [Abstract]
Net interest income (expenses)	539,964		497,110		519,848
Dividend income	13,172		8,965		70,083
Gains (losses) on valuation and disposal of securities	(72,391)		(129,888)		(332,183)
Gains (losses) on valuation and disposal of loans and receivables	0		0		0
Gains (losses) on derivatives	(192,899)		(34,523)		(120,356)
Gains (losses) on investments in subsidiaries	(259)		(135)		0
Foreign exchange gains (losses)	213,545		34,594		64,493
Other investment income (expenses)	90,607		93,458		97,061
Investment income (expenses) recognized in profit or loss	591,739		469,581		298,946
Investment income (expenses) recognized in other comprehensive income	937,243		1,831,878		(3,230,491)
Total investment income (expenses)	1,528,982		2,301,459		(2,931,545)
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(741,055)		(744,571)		(718,822)
Effect of changes in discount rates and financial assumptions	(616)		4,100		2,763
Effect of exchange rate fluctuations	(35,568)		(1,702)		(5,115)
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0		0
Other insurance finance income (expenses)	0		0		0
Insurance finance income (expenses) recognized in profit or loss	(777,239)		(742,173)		(721,174)
Insurance finance income (expenses) recognized in other comprehensive income	(2,091,444)		(1,296,970)		3,814,721
Total insurance finance income (expenses)	(2,868,683)		(2,039,143)		3,093,547
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(1,020)		(1,031)		(990)
Effect of changes in discount rates and financial assumptions	(13)		0		0
Effect of exchange rate fluctuations	(112)		(8)		2
Other reinsurance finance income (expenses)	7		(3)		(4)
Reinsurance finance income (expenses) recognized in profit or loss	(1,138)		(1,042)		(992)
Reinsurance finance income (expenses) recognized in other comprehensive income	(5,201)		(3,311)		10,133
Total reinsurance finance income (expenses)	(6,339)		(4,353)		9,141
Net investment income (expenses)	(1,346,040)		257,963		171,143
Non-life Insurance Long-term Insurance
Investment Income Expenses [Abstract]
Net interest income (expenses)	580,215		514,745		511,878
Dividend income	11,667		4,210		554
Gains (losses) on valuation and disposal of securities	(48,289)		24,789		(224,117)
Gains (losses) on valuation and disposal of loans and receivables	5,183		1,563		(16,345)
Gains (losses) on derivatives	(255,227)		(80,755)		(141,842)
Gains (losses) on investments in subsidiaries	(704)		999		(18,001)
Foreign exchange gains (losses)	242,021		60,644		136,255
Other investment income (expenses)	(74,543)		(48,446)		(11,501)
Investment income (expenses) recognized in profit or loss	460,323		477,749		236,881
Investment income (expenses) recognized in other comprehensive income	715,023		1,517,293		(2,949,143)
Total investment income (expenses)	1,175,346		1,995,042		(2,712,262)
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(715,762)		(778,717)		(732,904)
Effect of changes in discount rates and financial assumptions	0		0		0
Effect of exchange rate fluctuations	0		0		0
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0		0
Other insurance finance income (expenses)	7,754		4,228		(2,559)
Insurance finance income (expenses) recognized in profit or loss	(708,008)		(774,489)		(735,463)
Insurance finance income (expenses) recognized in other comprehensive income	(2,244,510)		(1,630,155)		4,248,091
Total insurance finance income (expenses)	(2,952,518)		(2,404,644)		3,512,628
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	14,269		12,180		12,421
Effect of changes in discount rates and financial assumptions	0		0		0
Effect of exchange rate fluctuations	0		0		0
Other reinsurance finance income (expenses)	(5,017)		359		5,800
Reinsurance finance income (expenses) recognized in profit or loss	9,252		12,539		18,221
Reinsurance finance income (expenses) recognized in other comprehensive income	30,943		39,381		(80,075)
Total reinsurance finance income (expenses)	40,195		51,920		(61,854)
Net investment income (expenses)	(1,736,977)		(357,682)		738,512
Non-life Insurance General And Automobile
Investment Income Expenses [Abstract]
Net interest income (expenses)	134,613		129,246		112,397
Dividend income	13,028		29,316		34,276
Gains (losses) on valuation and disposal of securities	(15,083)		48,870		(315,133)
Gains (losses) on valuation and disposal of loans and receivables	(3,644)		(10,400)		(5,430)
Gains (losses) on derivatives	(249,021)		(44,211)		(69,675)
Gains (losses) on investments in subsidiaries	0		0		0
Foreign exchange gains (losses)	215,968		31,552		82,974
Other investment income (expenses)	306,342		198,876		173,663
Investment income (expenses) recognized in profit or loss	402,203		383,249		13,072
Investment income (expenses) recognized in other comprehensive income	32,901		129,012		(262,195)
Total investment income (expenses)	435,104		512,261		(249,123)
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(3,806)		(3,875)		(4,135)
Effect of changes in discount rates and financial assumptions	0		0		0
Effect of exchange rate fluctuations	(50,526)		(5,416)		(19,970)
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0		0
Other insurance finance income (expenses)	(1,410)		(686)		1,380
Insurance finance income (expenses) recognized in profit or loss	(55,742)		(9,977)		(22,725)
Insurance finance income (expenses) recognized in other comprehensive income	(9,932)		(2,882)		6,463
Total insurance finance income (expenses)	(65,674)		(12,859)		(16,262)
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	1,829		2,558		2,512
Effect of changes in discount rates and financial assumptions	0		0		0
Effect of exchange rate fluctuations	49,186		4,297		17,799
Other reinsurance finance income (expenses)	(55,516)		(28,312)		2,094
Reinsurance finance income (expenses) recognized in profit or loss	(4,501)		(21,457)		22,405
Reinsurance finance income (expenses) recognized in other comprehensive income	3,038		1,755		(5,764)
Total reinsurance finance income (expenses)	(1,463)		(19,702)		16,641
Net investment income (expenses)	367,967		479,700		(248,744)
Non-life Insurance Overseas
Investment Income Expenses [Abstract]
Net interest income (expenses)	5,803		7,017		7,615
Dividend income	8		2		2
Gains (losses) on valuation and disposal of securities	(409)		(9,160)		202
Gains (losses) on valuation and disposal of loans and receivables	0		0		(3)
Gains (losses) on derivatives	0		0		0
Gains (losses) on investments in subsidiaries	0		0		0
Foreign exchange gains (losses)	168		(47)		94
Other investment income (expenses)	(877)		(1,162)		(997)
Investment income (expenses) recognized in profit or loss	4,693		(3,350)		6,913
Investment income (expenses) recognized in other comprehensive income	219		9,947		(14,132)
Total investment income (expenses)	4,912		6,597		(7,219)
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0		0
Effect of changes in discount rates and financial assumptions	0		0		0
Effect of exchange rate fluctuations	0		0		0
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0		0
Other insurance finance income (expenses)	(426)		(41)		(1,867)
Insurance finance income (expenses) recognized in profit or loss	(426)		(41)		(1,867)
Insurance finance income (expenses) recognized in other comprehensive income	0		0		0
Total insurance finance income (expenses)	(426)		(41)		(1,867)
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0		0
Effect of changes in discount rates and financial assumptions	0		0		0
Effect of exchange rate fluctuations	0		0		0
Other reinsurance finance income (expenses)	62		(269)		1,734
Reinsurance finance income (expenses) recognized in profit or loss	62		(269)		1,734
Reinsurance finance income (expenses) recognized in other comprehensive income	0		0		0
Total reinsurance finance income (expenses)	62		(269)		1,734
Net investment income (expenses)	4,548		6,287		(7,352)
Non-life Insurance others
Investment Income Expenses [Abstract]
Net interest income (expenses)	(21,354)		(79,289)		19,479
Dividend income	5,518		1,851		285
Gains (losses) on valuation and disposal of securities	1,228		8,895		(60,062)
Gains (losses) on valuation and disposal of loans and receivables	(758)		1,671		(1,002)
Gains (losses) on derivatives	0		0		0
Gains (losses) on investments in subsidiaries	0		0		0
Foreign exchange gains (losses)	0		0		0
Other investment income (expenses)	14,930		66,718		41,102
Investment income (expenses) recognized in profit or loss	(436)		(154)		(198)
Investment income (expenses) recognized in other comprehensive income	69,601		154,660		(171,628)
Total investment income (expenses)	69,165		154,506		(171,826)
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0		0
Effect of changes in discount rates and financial assumptions	0		0		0
Effect of exchange rate fluctuations	0		0		0
Changes in the fair value of the underlying assets of insurance contract with direct participation features	0		0		0
Other insurance finance income (expenses)	0		0		0
Insurance finance income (expenses) recognized in profit or loss	0		0		0
Insurance finance income (expenses) recognized in other comprehensive income	0		0		0
Total insurance finance income (expenses)	0		0		0
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	0		0		0
Effect of changes in discount rates and financial assumptions	0		0		0
Effect of exchange rate fluctuations	0		0		0
Other reinsurance finance income (expenses)	0		0		0
Reinsurance finance income (expenses) recognized in profit or loss	0		0		0
Reinsurance finance income (expenses) recognized in other comprehensive income	0		0		0
Total reinsurance finance income (expenses)	0		0		0
Net investment income (expenses)	69,165		154,506		(171,826)
Life and Non-life Insurance
Investment Income Expenses [Abstract]
Net interest income (expenses)	1,336,475		1,150,571		1,256,888
Dividend income	64,430		78,314		139,684
Gains (losses) on valuation and disposal of securities	7,573		386,829		(1,796,458)
Gains (losses) on valuation and disposal of loans and receivables	781		(7,166)		(22,780)
Gains (losses) on derivatives	(749,971)		(170,911)		(352,017)
Gains (losses) on investments in subsidiaries	(963)		864		(18,001)
Foreign exchange gains (losses)	790,030		142,894		355,035
Other investment income (expenses)	346,231		306,487		294,233
Investment income (expenses) recognized in profit or loss	1,794,586		1,887,882		(143,416)
Investment income (expenses) recognized in other comprehensive income	1,763,734		3,673,413		(6,676,271)
Total investment income (expenses)	3,558,320		5,561,295		(6,819,687)
Insurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	(1,461,518)		(1,527,266)		(1,457,333)
Effect of changes in discount rates and financial assumptions	(616)		5,221		43,287
Effect of exchange rate fluctuations	(101,564)		(9,910)		(74,856)
Changes in the fair value of the underlying assets of insurance contract with direct participation features	(329,336)		(547,352)		727,403
Other insurance finance income (expenses)	5,918		3,501		(3,046)
Insurance finance income (expenses) recognized in profit or loss	(1,887,116)		(2,075,806)		(764,545)
Insurance finance income (expenses) recognized in other comprehensive income	(4,346,024)		(2,930,051)		8,069,602
Total insurance finance income (expenses)	(6,233,140)		(5,005,857)		7,305,057
Reinsurance Finance Income Expenses [Abstract]
Net Interest Income (Expense)	15,078		13,707		13,943
Effect of changes in discount rates and financial assumptions	(13)		0		0
Effect of exchange rate fluctuations	49,074		4,289		17,801
Other reinsurance finance income (expenses)	(60,464)		(28,225)		9,624
Reinsurance finance income (expenses) recognized in profit or loss	3,675		(10,229)		41,368
Reinsurance finance income (expenses) recognized in other comprehensive income	28,780		37,825		(75,706)
Total reinsurance finance income (expenses)	32,455		27,596		(34,338)
Net investment income (expenses)	₩ (2,642,365)		₩ 583,034		₩ 451,032

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.